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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

[Evergreen Equity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Health Care Fund, Evergreen Utility and Telecommunications Fund, for the six months ended April 30, 2006. These two series have an October 31 fiscal year end.

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Health Care Fun

Evergreen

HEALTH CARE FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Health Care Fund, which covers the six-month period ended April 30, 2006.

Investors in U.S. equities enjoyed generally healthy returns from a somewhat volatile stock market during the past six months. As Gross Domestic Product accelerated to a 5% annual rate in the first quarter of 2006 and corporate profits continued to rise, equity prices rose, despite short-term price corrections. While the economic expansion endured, the U.S. Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation as it attempted to assess the potential effects of rapidly rising energy prices and the prospect of increased government spending. The Fed continued to raise its target for the federal funds rate. By the end of the period, the Fed had raised the rate 15 consecutive times, each time by 25 basis points, since it began its tightening policy in June 2004. In this environment, stock performance was uneven from sector to sector, and index performance was heavily influenced by results from relatively focused groups of stocks. Smaller-cap issues tended to outperform mid-caps, which in turn outperformed large-cap stocks.

1

LETTER TO SHAREHOLDERS continued

In following a variety of economic reports, Evergreen’s Investment Strategy Committee analyzed several signals pointing to the underlying health of the economy. These included the persistence of personal consumption, led by record household net worth and low unemployment levels, as well as the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead the economy to a period of more sustainable, and less-inflationary, growth. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

The experience of the six-month period demonstrated, once again, the importance of asset allocation. The uneven performance between sectors reinforced our belief in extending the diversification process further, within an asset class, to take advantage of specific opportunities in a given industry or sector. Indeed, merger speculation propelled many companies in the Telecommunications sector higher, while the gradual rise in interest rates caused many investors to flee the Utilities sector. The previously mentioned pressure in the large-cap arena was led by many of the bigger pharmaceutical companies, which, in turn, limited gains for the

2

LETTER TO SHAREHOLDERS continued

Health Care sector. During these volatile times, our equity analysts endeavored to identify companies with attractive valuations and solid growth prospects in order to provide our investors with the best opportunities for overall portfolio growth.

As always, we encourage investors to maintain well diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Liu-Er Chen, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	3.66%	4.63%	8.64%	N/A

6-month return w/o sales charge	9.97%	9.63%	9.64%	10.13%

Average annual return*

1-year with sales charge	11.59%	12.59%	16.67%	N/A

1-year w/o sales charge	18.41%	17.59%	17.67%	18.81%

5-year	9.65%	9.90%	10.18%	11.26%

Since portfolio inception	19.59%	19.84%	19.83%	21.02%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares versus a similar investment in the Standard and Poor’s 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,099.74	$8.80
Class B	$ 1,000.00	$ 1,096.33	$12.42
Class C	$ 1,000.00	$ 1,095.42	$12.42
Class I	$ 1,000.00	$ 1,101.25	$7.24
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.41	$8.45
Class B	$ 1,000.00	$ 1,012.94	$11.93
Class C	$ 1,000.00	$ 1,012.94	$11.93
Class I	$ 1,000.00	$ 1,017.90	$6.95

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.69% for Class A, 2.39% for Class B, 2.39% for Class C and 1.39% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$19.38	$ 17.84	$ 16.97	$12.02	$ 14.94	$ 16.21

Income from investment operations
Net investment income (loss)	(0.08)	(0.10)[1]	(0.15)[1]	(0.17)[1]	(0.18)	(0.14)
Net realized and unrealized gains or losses on investments	1.94	2.77	1.16	5.12	(2.74)	(0.44)

Total from investment operations	1.86	2.67	1.01	4.95	(2.92)	(0.58)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$20.11	$ 19.38	$ 17.84	$16.97	$ 12.02	$ 14.94

Total return[2]	9.97%	15.58%	6.02%	41.18%	(19.54%)	(3.52%)

Ratios and supplemental data
Net assets, end of period (thousands)	$134,107	$114,141	$92,378	$55,982	$26,827	$29,885
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[3]	1.62%	1.72%	2.03%	2.04%	1.95%
Expenses excluding waivers/reimbursements
and expense reductions	1.69%[3]	1.75%	1.82%	2.03%	2.04%	1.95%
Net investment income (loss)	(0.62%)[3]	(0.56%)	(0.81%)	(1.17%)	(1.27%)	(1.31%)
Portfolio turnover rate	31%	79%	69%	154%	228%	214%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$18.47	$ 17.17	$ 16.45	$11.74	$ 14.69	$ 16.06

Income from investment operations
Net investment income (loss)	(0.12)	(0.24)	(0.25)	(0.26)[1]	(0.28)	(0.22)
Net realized and unrealized gains or losses on investments	1.83	2.67	1.11	4.97	(2.67)	(0.46)

Total from investment operations	1.71	2.43	0.86	4.71	(2.95)	(0.68)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$19.05	$ 18.47	$ 17.17	$16.45	$ 11.74	$ 14.69

Total return[2]	9.63%	14.74%	5.29%	40.12%	(20.08%)	(4.21%)

Ratios and supplemental data
Net assets, end of period (thousands)	$98,664	$93,319	$90,268	$75,251	$51,811	$57,931
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.39%[3]	2.31%	2.43%	2.76%	2.78%	2.70%
Expenses excluding waivers/reimbursements
and expense reductions	2.39%[3]	2.44%	2.53%	2.76%	2.78%	2.70%
Net investment income (loss)	(1.32%)[3]	(1.25%)	(1.53%)	(1.87%)	(2.03%)	(2.05%)
Portfolio turnover rate	31%	79%	69%	154%	228%	214%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$18.46	$ 17.16	$ 16.44	$11.73	$ 14.68	$ 16.07

Income from investment operations
Net investment income (loss)	(0.12)[1]	(0.21)	(0.23)	(0.26)[1]	(0.31)	(0.22)
Net realized and unrealized gains or losses on investments	1.83	2.64	1.09	4.97	(2.64)	(0.48)

Total from investment operations	1.71	2.43	0.86	4.71	(2.95)	(0.70)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$19.04	$ 18.46	$ 17.16	$16.44	$ 11.73	$ 14.68

Total return[2]	9.64%	14.75%	5.29%	40.15%	(20.10%)	(4.34%)

Ratios and supplemental data
Net assets, end of period (thousands)	$63,873	$54,620	$47,667	$34,629	$22,327	$25,748
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.39%[3]	2.31%	2.43%	2.76%	2.78%	2.70%
Expenses excluding waivers/reimbursements
and expense reductions	2.39%[3]	2.44%	2.53%	2.76%	2.78%	2.70%
Net investment income (loss)	(1.32%)[3]	(1.26%)	(1.52%)	(1.88%)	(2.03%)	(2.08%)
Portfolio turnover rate	31%	79%	69%	154%	228%	214%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$19.70	$ 18.07	$ 17.13	$12.11	$15.00	$16.24

Income from investment operations
Net investment income (loss)	(0.03)[2]	(0.04)[2]	(0.09)[2]	(0.13)[2]	(0.16)	(0.16)
Net realized and unrealized gains or losses on investments	1.95	2.80	1.17	5.15	(2.73)	(0.39)

Total from investment operations	1.92	2.76	1.08	5.02	(2.89)	(0.55)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0	(0.69)

Net asset value, end of period	$20.49	$ 19.70	$ 18.07	$17.13	$12.11	$15.00

Total return	10.13%	15.90%	6.37%	41.45%	(19.27%)	(3.32%)

Ratios and supplemental data
Net assets, end of period (thousands)	$12,790	$10,848	$11,516	$3,314	$1,792	$1,714
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.39%[3]	1.31%	1.39%	1.75%	1.80%	1.69%
Expenses excluding waivers/reimbursements
and expense reductions	1.39%[3]	1.44%	1.49%	1.75%	1.80%	1.69%
Net investment income (loss)	(0.32%)[3]	(0.22%)	(0.48%)	(0.86%)	(1.03%)	(1.07%)
Portfolio turnover rate	31%	79%	69%	154%	228%	214%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 0.4%
Diversified Consumer Services 0.4%
CPI Corp.	75,000	$1,350,000

CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
CVS Corp.	134,013	3,982,866

HEALTH CARE 94.9%
Biotechnology 33.2%
Alkermes, Inc. *	40,000	858,800
Alnylam Pharmaceuticals, Inc. * (p)	101,577	1,564,286
Altus Pharmaceuticals, Inc. *	76,617	1,673,315
Amgen, Inc. *	120,000	8,124,000
Anadys Pharmaceuticals, Inc. *	100,000	1,387,000
Angiotech Pharmaceuticals, Inc. *	160,000	2,428,800
Applera Corp. - Applied Biosystems Group	60,000	1,730,400
Applera Corp. - Celera Genomics Group *	48,600	582,714
Arena Pharmaceuticals, Inc. *	79,069	1,119,617
ArQule, Inc. *	169,697	1,050,424
BioCryst Pharmaceuticals, Inc. * (p)	100,000	1,555,000
Biogen Idec, Inc. *	103,484	4,641,257
BioMarin Pharmaceutical, Inc. *	63,759	784,236
Cambridge Antibody Technology Group plc, ADR * (p)	32,341	430,459
Celgene Corp. * (p)	80,967	3,413,569
Cepheid *	110,317	1,004,988
CoTherix, Inc. * (p)	131,343	1,048,117
Cubist Pharmaceuticals, Inc. *	122,510	2,777,302
CV Therapeutics, Inc. * (p)	50,000	992,500
Cytokinetics, Inc. *	50,000	362,500
DOV Pharmaceutical, Inc. * (p)	180,000	1,465,200
Dyax Corp. *	39,697	178,637
Encysive Pharmaceuticals, Inc. * (p)	70,000	298,900
EntreMed, Inc. * (p)	65,000	138,301
Genentech, Inc. *	140,000	11,159,400
Genmab AS *	80,000	2,836,711
Genzyme Corp. *	50,000	3,058,000
Geron Corp. * (p)	90,000	675,000
Human Genome Sciences, Inc. * (p)	183,873	2,097,991
ICOS Corp. *	80,000	1,754,400
ImClone Systems, Inc. * (p)	40,000	1,444,000
Incyte Corp. *	269,710	1,124,691
Insmed, Inc. * (p)	350,000	629,965
Martek Biosciences Corp. * (p)	119,785	3,557,614
Maxygen, Inc. *	50,000	415,500
Medarex, Inc. *	120,000	1,441,200
MedImmune, Inc. *	90,000	2,832,300
Millennium Pharmaceuticals, Inc. *	100,000	908,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Myogen, Inc. * (p)	70,000	$2,314,200
Nektar Therapeutics * (p)	84,640	1,820,606
Neose Technologies, Inc. *	154,200	393,210
NPS Pharmaceuticals, Inc. *	107,372	920,178
Nuvelo, Inc. *	62,241	1,018,885
Oscient Pharmaceuticals Corp. * (p)	653,410	1,163,070
OSI Pharmaceuticals, Inc. *	150,929	4,010,184
PDL BioPharma, Inc. *	70,000	2,014,600
Pharmion Corp. * (p)	80,000	1,548,800
Praecis Pharmaceuticals, Inc. *	80,000	356,000
QLT, Inc. * (p)	142,519	1,171,506
Regeneron Pharmaceuticals, Inc. *	150,000	2,178,000
Seattle Genetics, Inc. *	58,205	285,787
Tanox, Inc. * (p)	160,000	2,574,400
Tercica, Inc. * (p)	70,000	442,400
Theravance, Inc. *	40,000	1,122,400
Trimeris, Inc. * (p)	169,206	1,901,875
United Therapeutics Corp. *	17,277	1,028,845
Vertex Pharmaceuticals, Inc. * (p)	19,347	703,650
ZymoGenetics, Inc. *	107,166	2,193,688

		102,707,378

Health Care Equipment & Supplies 13.8%
Bausch & Lomb, Inc. (p)	75,866	3,713,641
Baxter International, Inc.	41,664	1,570,733
Bio-Rad Laboratories, Inc., Class A *	39,600	2,590,236
Biomet, Inc.	79,525	2,956,740
Cyberonics, Inc. * (p)	21,418	496,683
Fresenius AG (p)	34,220	5,721,612
Hospira, Inc. *	77,500	2,987,625
Kinetic Concepts, Inc. *	35,000	1,528,100
Medtronic, Inc.	44,975	2,254,147
OraSure Technologies, Inc. * (p)	125,948	1,351,422
Smith & Nephew plc	300,000	2,479,578
St. Jude Medical, Inc. *	103,932	4,103,235
TriPath Imaging, Inc. *	80,000	596,000
Vital Signs, Inc.	22,767	1,131,520
Wright Medical Group, Inc. * (p)	272,744	6,401,302
Zimmer Holdings, Inc. *	45,000	2,830,500

		42,713,074

Health Care Providers & Services 8.5%
Aetna, Inc.	32,822	1,263,647
CIGNA Corp.	32,120	3,436,840
Fresenius Medical Care AG KGaA	18,571	2,230,381
HCA, Inc. (p)	80,000	3,511,200

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Manor Care, Inc.	60,000	$2,631,000
Quest Diagnostics, Inc.	51,000	2,842,230
Universal Health Services, Inc., Class B	18,695	949,519
WellPoint, Inc. *	130,000	9,230,000

		26,094,817

Pharmaceuticals 39.4%
Abbott Laboratories	180,000	7,693,200
Adolor Corp. *	50,300	1,183,056
Andrx Group *	87,667	2,043,518
AstraZeneca plc	123,651	6,828,409
AtheroGenics, Inc. * (p)	110,000	1,556,500
Bristol-Myers Squibb Co.	220,000	5,583,600
Chugai Pharmaceutical Co., Ltd. (p)	160,000	3,467,863
Daiichi Sankyo Co., Ltd.	140,800	3,633,588
GlaxoSmithKline plc, ADR	150,000	8,532,000
Ipsen SA * (p)	149,024	6,680,395
Johnson & Johnson (p)	150,000	8,791,500
K-V Pharmaceutical Co., Class A * (p)	49,935	1,077,597
Kissei Pharmaceutical Co., Ltd.	50,000	971,599
Medicis Pharmaceutical Corp., Class A	37,005	1,216,725
Merck & Co., Inc.	88,858	3,058,492
Merck KGaA	40,000	4,242,842
MGI Pharma, Inc. *	40,000	747,200
Mylan Laboratories, Inc.	40,000	873,600
Novartis AG, ADR	83,249	4,787,650
Novo Nordisk AS	69,950	4,546,321
Pfizer, Inc. (p)	400,000	10,132,000
Roche Holding AG (p)	60,000	9,222,585
Schering AG (p)	29,388	3,158,779
Schering-Plough Corp.	400,000	7,728,000
Sepracor, Inc. * (p)	50,880	2,271,283
Taro Pharmaceutical Industries, Ltd., Class A * (p)	40,000	520,000
Valeant Pharmaceuticals International	100,000	1,790,000
Valera Pharmaceuticals, Inc. *	205,482	2,034,272
Watson Pharmaceuticals, Inc. *	30,000	853,200
Wyeth	139,264	6,777,979

		122,003,753

INDUSTRIALS 0.7%
Industrial Conglomerates 0.7%
Tyco International, Ltd.	87,990	2,318,537

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.6%
Chemicals 2.6%
Bayer AG (p)	72,828	$3,366,788
Sigma-Aldrich Corp.	46,418	3,184,739
Syngenta AG	11,000	1,533,873

		8,085,400

Total Common Stocks (cost $264,827,941)		309,255,825

WARRANTS 0.0%
MATERIALS 0.0%
Chemicals 0.0%
Syngenta AG, Expiring 05/22/2006 * (cost $0)	11,000	17,644

SHORT-TERM INVESTMENTS 23.0%
MUTUAL FUND SHARES 23.0%
Evergreen Prime Cash Management Money Market Fund ø (pp)
(cost $70,994,777)	70,994,777	70,994,777

Total Investments (cost $335,822,718) 122.9%		380,268,246
Other Assets and Liabilities (22.9%)		(70,833,514)

Net Assets 100.0%		$309,434,732

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by industry as of April 30, 2006:
Pharmaceuticals	39.5%
Biotechnology	33.2%
Health Care Equipment & Supplies	13.8%
Health Care Providers & Services	8.4%
Chemicals	2.6%
Food & Staples Retailing	1.3%
Industrial Conglomerates	0.8%
Diversified Consumer Services	0.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $264,827,941) including $69,028,044
of securities loaned	$309,273,469
Investments in affiliated money market fund, at value (cost $70,994,777)	70,994,777

Total investments	380,268,246
Receivable for securities sold	3,382,438
Receivable for Fund shares sold	1,254,343
Dividends receivable	204,472
Receivable for securities lending income	16,430
Prepaid expenses and other assets	68,025

Total assets	385,193,954

Liabilities
Payable for securities purchased	2,656,798
Payable for Fund shares redeemed	1,204,287
Payable for securities on loan	70,994,777
Due to custodian bank	817,935
Advisory fee payable	22,523
Distribution Plan expenses payable	16,559
Due to other related parties	3,078
Accrued expenses and other liabilities	43,265

Total liabilities	75,759,222

Net assets	$309,434,732

Net assets represented by
Paid-in capital	$259,409,522
Undistributed net investment loss	(1,451,332)
Accumulated net realized gains on investments	7,029,281
Net unrealized gains on investments	44,447,261

Total net assets	$309,434,732

Net assets consists of
Class A	$134,106,806
Class B	98,664,128
Class C	63,873,433
Class I	12,790,365

Total net assets	$309,434,732

Shares outstanding (unlimited number of shares authorized)
Class A	6,668,142
Class B	5,179,495
Class C	3,355,564
Class I	624,271

Net asset value per share
Class A	$20.11
Class A — Offering price (based on sales charge of 5.75%)	$21.34
Class B	$19.05
Class C	$19.04
Class I	$20.49

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $54,188)	$1,445,988
Income from affiliates	103,235
Interest	32,521

Total investment income	1,581,744

Expenses
Advisory fee	1,316,670
Distribution Plan expenses
Class A	188,372
Class B	488,853
Class C	299,844
Administrative services fee	146,596
Transfer agent fees	425,191
Trustees’ fees and expenses	4,128
Printing and postage expenses	37,826
Custodian and accounting fees	66,813
Registration and filing fees	43,530
Professional fees	14,430
Interest expense	1,166
Other	4,516

Total expenses	3,037,935
Less: Expense reductions	(2,715)
Fee waivers	(5,210)

Net expenses	3,030,010

Net investment loss	(1,448,266)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	12,848,789
Foreign currency related transactions	1,867

Net realized gains on investments	12,850,656
Net change in unrealized gains or losses on investments	15,409,310

Net realized and unrealized gains or losses on investments	28,259,966

Net increase in net assets resulting from operations	$26,811,700

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment loss		$(1,448,266)		$(2,390,183)
Net realized gains on investments		12,850,656		18,000,490
Net change in unrealized gains or losses
on investments		15,409,310		19,505,695

Net increase in net assets resulting from
operations		26,811,700		35,116,002

Distributions to shareholders from
Net realized gains
Class A		(6,725,107)		(5,798,855)
Class B		(5,698,290)		(5,847,362)
Class C		(3,373,660)		(3,088,730)
Class I		(615,946)		(720,862)

Total distributions to shareholders		(16,413,003)		(15,455,809)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,399,866	27,679,808	2,142,524	40,122,571
Class B	312,368	5,873,282	571,180	10,164,369
Class C	521,424	9,754,309	837,609	15,112,345
Class I	102,522	2,088,368	161,098	3,014,893

		45,395,767		68,414,178

Net asset value of shares issued in
reinvestment of distributions
Class A	323,278	6,103,480	298,655	5,271,264
Class B	289,214	5,188,491	318,944	5,399,721
Class C	146,996	2,634,170	156,417	2,646,577
Class I	29,450	565,737	38,319	685,519

		14,491,878		14,003,081

Automatic conversion of Class B shares
to Class A shares
Class A	36,261	720,686	79,616	1,470,122
Class B	(38,218)	(720,686)	(83,193)	(1,470,122)

		0		0

Payment for shares redeemed
Class A	(980,747)	(19,315,775)	(1,808,289)	(33,397,674)
Class B	(435,065)	(8,186,037)	(1,012,171)	(17,943,532)
Class C	(271,301)	(5,087,056)	(812,975)	(14,309,881)
Class I	(58,466)	(1,190,564)	(286,079)	(5,327,310)

		(33,779,432)		(70,978,397)

Net increase in net assets resulting from
capital share transactions		26,108,213		11,438,862

Total increase in net assets		36,506,910		31,099,055
Net assets
Beginning of period		272,927,822		241,828,767

End of period	$ 309,434,732		$ 272,927,822

Undistributed net investment loss		$(1,451,332)		$(3,066)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2006, EIMC waived its advisory fee in the amount of $5,210.

From time to time, the Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments are included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2006, the Fund paid brokerage commissions of $2,219 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended April 30, 2006, EIS received $27,592 from the sale of Class A shares and $105,911 and $4,229 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $107,166,520 and $91,265,012, respectively, for the six months ended April 30, 2006.

During the year ended April 30, 2006, the Fund loaned securities to certain brokers and earned $81,258 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At April 30, 2006, the value of securities on loan and the value of collateral amounted to $69,028,044 and $70,994,777, respectively.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $338,666,060. The gross unrealized appreciation and depreciation on securities based on tax cost was $56,892,818 and $15,290,632, respectively, with a net unrealized appreciation of $41,602,186.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended April 30, 2006, the Fund had average borrowings outstanding of $23,323 (on an annualized basis) at an average rate of 5.00% and paid interest of $1,166.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566668 rv3 6/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566668 rv3 6/2006

Evergreen Utility and Telecommunications Fund

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Semiannual Report as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Utility and Telecommunications Fund, which covers the six-month period ended April 30, 2006.

Investors in U.S. equities enjoyed generally healthy returns from a somewhat volatile stock market during the past six months. As Gross Domestic Product accelerated to a 5% annual rate in the first quarter of 2006 and corporate profits continued to rise, equity prices rose, despite short-term price corrections. While the economic expansion endured, the U.S. Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation as it attempted to assess the potential effects of rapidly rising energy prices and the prospect of increased government spending. The Fed continued to raise its target for the federal funds rate. By the end of the period, the Fed had raised the rate 15 consecutive times, each time by 25 basis points, since it began its tightening policy in June 2004. In this environment, stock performance was uneven from sector to sector, and index performance was heavily influenced by results from relatively focused groups of stocks. Smaller-cap issues tended to outperform mid-caps, which in turn outperformed large-cap stocks.

LETTER TO SHAREHOLDERS continued

In following a variety of economic reports, Evergreen’s Investment Strategy Committee analyzed several signals pointing to the underlying health of the economy. These included the persistence of personal consumption, led by record household net worth and low unemployment levels, as well as the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead the economy to a period of more sustainable, and less-inflationary, growth. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

The experience of the six-month period demonstrated, once again, the importance of asset allocation. The uneven performance between sectors reinforced our belief in extending the diversification process further, within an asset class, to take advantage of specific opportunities in a given industry or sector. Indeed, merger speculation propelled many companies in the Telecommunications sector higher, while the gradual rise in interest rates caused many investors to flee the Utilities sector. The previously mentioned pressure in the large-cap arena was led by many of the bigger pharmaceutical companies, which, in turn, limited gains for the

LETTER TO SHAREHOLDERS continued

Health Care sector. During these volatile times, our equity analysts endeavored to identify companies with attractive valuations and solid growth prospects in order to provide our investors with the best opportunities for overall portfolio growth.

As always, we encourage investors to maintain well diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

The investment strategy of the Fund is revised to state that, effective August 1, 2006, the Fund may invest up to 30% of its assets in foreign securities. The Fund’s Prospectus has been supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	0.91%	1.63%	5.63%	N/A

6-month return w/o sales charge	7.04%	6.63%	6.63%	7.18%

Average annual return*

1-year with sales charge	14.59%	15.59%	19.57%	N/A

1-year w/o sales charge	21.57%	20.59%	20.57%	21.90%

5-year	1.39%	1.48%	1.84%	2.87%

10-year	8.84%	8.68%	8.68%	9.77%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s Utility Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,070.36	$ 5.80
Class B	$ 1,000.00	$ 1,066.29	$ 9.58
Class C	$ 1,000.00	$ 1,066.25	$ 9.58
Class I	$ 1,000.00	$ 1,071.84	$ 4.47
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.19	$ 5.66
Class B	$ 1,000.00	$ 1,015.52	$ 9.35
Class C	$ 1,000.00	$ 1,015.52	$ 9.35
Class I	$ 1,000.00	$ 1,020.48	$ 4.36

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.13% for Class A, 1.87% for Class B, 1.87% for Class C and 0.87% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 12.03	$ 9.54	$ 7.67	$ 6.40	$ 8.66	$ 14.69

Income from investment operations
Net investment income (loss)	0.66	0.41	0.21	0.17	0.25	0.40
Net realized and unrealized gains or losses on investments	0.17	2.49	1.87	1.27	(2.26)	(5.00)
Total from investment operations	0.83	2.90	2.08	1.44	(2.01)	(4.60)

Distributions to shareholders from
Net investment income	(0.28)	(0.41)	(0.21)	(0.17)	(0.25)	(0.38)
Net realized gains	0	0	0	0	0	(1.05)
Total distributions to shareholders	(0.28)	(0.41)	(0.21)	(0.17)	(0.25)	(1.43)

Net asset value, end of period	$ 12.58	$ 12.03	$ 9.54	$ 7.67	$ 6.40	$ 8.66

Total return[1]	7.04%	30.67%	27.44%	22.99%	(23.57%)	(34.00%)

Ratios and supplemental data
Net assets, end of period (thousands)	$254,067	$263,563	$195,751	$164,414	$143,567	$218,603
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[2]	1.08%	1.32%	1.58%	1.16%	1.10%
Expenses excluding waivers/reimbursements
and expense reductions	1.21%[2]	1.24%	1.50%	1.66%	1.59%	1.30%
Net investment income (loss)	10.71%[2]	3.71%	2.43%	2.55%	3.26%	3.20%
Portfolio turnover rate	61%	106%	49%	177%	304%	83%

[1] Excluding applicable sales charges
[2] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 12.03	$ 9.55	$ 7.67	$ 6.40	$ 8.67	$ 14.70

Income from investment operations
Net investment income (loss)	0.62	0.33	0.15	0.12	0.19	0.29
Net realized and unrealized gains or losses on investments	0.16	2.48	1.88	1.27	(2.27)	(4.97)
Total from investment operations	0.78	2.81	2.03	1.39	(2.08)	(4.68)

Distributions to shareholders from
Net investment income	(0.24)	(0.33)	(0.15)	(0.12)	(0.19)	(0.30)
Net realized gains	0	0	0	0	0	(1.05)
Total distributions to shareholders	(0.24)	(0.33)	(0.15)	(0.12)	(0.19)	(1.35)

Net asset value, end of period	$ 12.57	$ 12.03	$ 9.55	$ 7.67	$ 6.40	$ 8.67

Total return[1]	6.63%	29.66%	26.69%	22.09%	(24.22%)	(34.47%)

Ratios and supplemental data
Net assets, end of period (thousands)	$64,314	$66,717	$60,169	$58,975	$59,748	$125,540
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.87%[2]	1.77%	2.03%	2.30%	1.90%	1.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.91%[2]	1.93%	2.21%	2.38%	2.33%	2.05%
Net investment income (loss)	9.91%[2]	2.98%	1.73%	1.87%	2.53%	2.45%
Portfolio turnover rate	61%	106%	49%	177%	304%	83%

[1] Excluding applicable sales charges
[2] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$12.04	$ 9.56	$ 7.68	$ 6.41	$ 8.67	$ 14.71

Income from investment operations
Net investment income (loss)	0.62[1]	0.33	0.15	0.13	0.19	0.29
Net realized and unrealized gains or losses on investments	0.16	2.48	1.88	1.26	(2.26)	(4.98)
Total from investment operations	0.78	2.81	2.03	1.39	(2.07)	(4.69)

Distributions to shareholders from
Net investment income	(0.24)	(0.33)	(0.15)	(0.12)	(0.19)	(0.30)
Net realized gains	0	0	0	0	0	(1.05)
Total distributions to shareholders	(0.24)	(0.33)	(0.15)	(0.12)	(0.19)	(1.35)

Net asset value, end of period	$12.58	$ 12.04	$ 9.56	$7.68	$ 6.41	$ 8.67

Total return[2]	6.63%	29.63%	26.66%	22.07%	(24.11%)	(34.52%)

Ratios and supplemental data
Net assets, end of period (thousands)	$21,741	$26,619	$13,168	$11,831	$8,368	$12,853
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.87%[3]	1.80%	2.03%	2.30%	1.91%	1.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.91%[3]	1.96%	2.21%	2.38%	2.34%	2.05%
Net investment income (loss)	10.08%[3]	3.11%	1.72%	1.80%	2.52%	2.45%
Portfolio turnover rate	61%	106%	49%	177%	304%	83%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$12.04	$ 9.55	$ 7.68	$ 6.40	$ 8.66	$14.69

Income from investment operations
Net investment income (loss)	0.72[2]	0.43	0.22[2]	0.20	0.28	0.45
Net realized and unrealized gains or losses on investments	0.13	2.50	1.88	1.27	(2.27)	(5.02)
Total from investment operations	0.85	2.93	2.10	1.47	(1.99)	(4.57)

Distributions to shareholders from
Net investment income	(0.30)	(0.44)	(0.23)	(0.19)	(0.27)	(0.41)
Net realized gains	0	0	0	0	0	(1.05)
Total distributions to shareholders	(0.30)	(0.44)	(0.23)	(0.19)	(0.27)	(1.46)

Net asset value, end of period	$12.59	$12.04	$ 9.55	$ 7.68	$ 6.40	$ 8.66

Total return	7.18%	31.01%	27.76%	23.49%	(23.38%)	(33.84%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,934	$7,168	$2,367	$ 689	$ 637	$1,135
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%[3]	0.81%	0.98%	1.30%	0.91%	0.84%
Expenses excluding waivers/reimbursements
and expense reductions	0.91%[3]	0.97%	1.16%	1.38%	1.34%	1.04%
Net investment income (loss)	11.70%[3]	4.42%	2.57%	2.86%	3.53%	3.46%
Portfolio turnover rate	61%	106%	49%	177%	304%	83%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 78.5%
ENERGY 6.4%
Oil, Gas & Consumable Fuels 6.4%
Crosstex Energy, Inc. (p)	125,000	$9,150,000
Genesis Energy, LP (p)	250,000	3,062,500
Hugoton Royalty Trust # +	3,787	104,702
Regency Energy Partners, LP (p)	150,000	3,433,500
Southwestern Energy Co. *	100,000	3,602,000
XTO Energy, Inc.	63,535	2,690,707

		22,043,409

FINANCIALS 1.5%
Real Estate 1.5%
Global Signal, Inc. REIT *(p)	100,000	4,970,000

INDUSTRIALS 0.4%
Machinery 0.4%
SPX Corp.	25,000	1,368,750

TELECOMMUNICATION SERVICES 25.5%
Diversified Telecommunication Services 14.6%
AT&T, Inc.	450,000	11,794,500
BellSouth Corp.	490,000	16,552,200
Shenandoah Telecommunications Co. + (p)	235,000	10,034,500
Verizon Communications, Inc.	350,000	11,560,500

		49,941,700

Wireless Telecommunication Services 10.9%
Alltel Corp.	25,000	1,609,250
Dobson Communications Corp. (p)	475,000	4,275,000
Rogers Communications, Inc.	150,000	6,370,500
Sprint Nextel Corp.	500,000	12,400,000
UbiquiTel, Inc. (p)	300,000	3,108,000
Vodafone Group plc	400,000	9,480,000

		37,242,750

UTILITIES 44.7%
Electric Utilities 19.6%
Allegheny Energy, Inc. *	200,000	7,126,000
Allete, Inc. (p)	100,000	4,677,000
DPL, Inc. (p)	350,000	9,509,500
E.ON AG, ADR (p)	140,000	5,682,600
Edison International	50,000	2,020,500
Entergy Corp.	110,000	7,693,400
Exelon Corp.	200,000	10,800,000
FirstEnergy Corp.	200,000	10,142,000
FPL Group, Inc.	80,000	3,168,000
ScottishPower plc	200,000	2,043,078
ScottishPower plc, ADR (p)	100,000	4,068,000

		66,930,078

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 2.7%
UGI Corp.	420,000	$9,408,000

Independent Power Producers & Energy Traders 10.0%
Canadian Hydro Developers, Inc.	60,000	308,091
Constellation Energy Group, Inc.	150,000	8,238,000
Dynegy, Inc., Class A (p)	500,000	2,485,000
Mirant Corp. (p)	243,197	5,972,918
Ormat Technologies, Inc. (p)	25,000	855,250
TXU Corp.	330,000	16,377,900

		34,237,159

Multi-Utilities 12.2%
KeySpan Corp.	100,000	4,038,000
MDU Resources Group, Inc.	200,000	7,350,000
National Grid Transco plc, ADR	165,000	8,664,150
NSTAR	75,000	2,073,750
PG&E Corp.	75,000	2,988,000
Sempra Energy	200,000	9,204,000
Wisconsin Energy Corp.	190,000	7,419,500

		41,737,400

Water Utilities 0.2%
Pennichuck Corp. (p)	30,000	667,500

Total Common Stocks (cost $206,945,045)		268,546,746

CONVERTIBLE PREFERRED STOCKS 5.9%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
El Paso Corp., 4.99%, 12/31/2049	7,500	8,625,938

FINANCIALS 1.6%
Real Estate 1.6%
Annaly Mortgage Management, Inc., REIT 5.64%, 12/31/2049 (p)	200,000	5,510,000

UTILITIES 1.8%
Independent Power Producers & Energy Traders 1.8%
NRG Energy, Inc., 5.75%, 03/16/2009 (p)	25,000	6,203,125

Total Convertible Preferred Stocks (cost $18,920,450)		20,339,063

PREFERRED STOCKS 1.7%
UTILITIES 1.7%
Electric Utilities 0.2%
Connecticut Light & Power, Ser. 54E	3,925	137,866
Entergy Arkansas, Inc.	1,673	134,467
Entergy Louisiana, Inc. (p)	3,781	377,746
Louisville Gas & Electric Co.	6,251	144,398
Southern California Edison Co., Ser. B	1,200	22,800

		817,277

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Multi-Utilities 1.5%
Aquila, Inc. (p)	178,400	$4,476,056
Consolidated Edison, Inc.	7,000	620,375

		5,096,431

Total Preferred Stocks (cost $3,974,157)		5,913,708

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 4.5%
ENERGY 1.7%
Oil, Gas & Consumable Fuels 1.7%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$ 5,000,000	5,900,000

UTILITIES 2.8%
Electric Utilities 2.8%
Reliant Energy, Inc., 5.00%, 08/15/2010	7,000,000	9,353,750

Total Convertible Debentures (cost $14,116,602)		15,253,750

	Shares	Value

WARRANTS 4.5%
UTILITIES 4.5%
Independent Power Producers & Energy Traders 4.5%
Mirant Corp., Ser. A, Expiring 01/03/2011 *(p)	1,042,873	9,604,860
Mirant Corp., Ser. B, Expiring 01/03/2011 *	571,739	5,617,336

Total Warrants (cost $14,904,988)		15,222,196

CLOSED-END MUTUAL FUND 0.1%
Tortoise Energy Capital Corp. (cost $447,000)	20,000	458,000

SHORT-TERM INVESTMENTS 18.4%
MUTUAL FUND SHARES 18.4%
Evergreen Institutional Money Market Fund ø	17,336,852	17,336,852
Navigator Prime Portfolio (pp)	45,421,193	45,421,193

Total Short-Term Investments (cost $62,758,045)		62,758,045

Total Investments (cost $322,066,287) 113.6%		388,491,508
Other Assets and Liabilities (13.6%)		(46,435,028)

Net Assets 100.0%		$342,056,480

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

(p)	All or a portion of this security is on loan.
#	Delayed delivery shares received from spinoff
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by industry as of April 30, 2006:

Electric Utilities	23.7%
Independent Power Producers & Energy Traders	17.1%
Diversified Telecommunication Services	15.3%
Multi-Utilities	14.4%
Wireless Telecommunication Services	11.5%
Oil, Gas & Consumable Fuels	11.2%
Real Estate	3.2%
Gas Utilities	2.9%
Machinery	0.4%
Water Utilities	0.2%
Other	0.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $304,729,435) including
$44,553,233 of securities loaned	$371,154,656
Investments in affiliated money market fund, at value (cost $17,336,852)	17,336,852

Total investments	388,491,508
Foreign currency, at value (cost $32)	33
Receivable for Fund shares sold	139,189
Dividends and interest receivable	932,063
Receivable for securities lending income	9,479
Prepaid expenses and other assets	64,872

Total assets	389,637,144

Liabilities
Payable for securities purchased	1,480,225
Payable for Fund shares redeemed	623,335
Payable for securities on loan	45,421,193
Advisory fee payable	10,314
Distribution Plan expenses payable	2,981
Due to other related parties	5,303
Accrued expenses and other liabilities	37,313

Total liabilities	47,580,664

Net assets	$342,056,480

Net assets represented by
Paid-in capital	$381,183,217
Undistributed net investment income	10,263,615
Accumulated net realized losses on investments	(115,815,574)
Net unrealized gains on investments	66,425,222

Total net assets	$342,056,480

Net assets consists of
Class A	$254,067,366
Class B	64,314,244
Class C	21,741,065
Class I	1,933,805

Total net assets	$342,056,480

Shares outstanding (unlimited number of shares authorized)
Class A	20,201,404
Class B	5,115,509
Class C	1,728,203
Class I	153,605

Net asset value per share
Class A	$12.58
Class A — Offering price (based on sales charge of 5.75%)	$13.35
Class B	$12.57
Class C	$12.58
Class I	$12.59

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $689,972)	$19,488,415
Interest	334,623
Income from affiliate	322,437
Securities lending	52,525

Total investment income	20,198,000

Expenses
Advisory fee	716,588
Distribution Plan expenses
Class A	374,256
Class B	326,317
Class C	117,590
Administrative services fee	169,451
Transfer agent fees	510,165
Trustees’ fees and expenses	2,474
Printing and postage expenses	48,861
Custodian and accounting fees	51,048
Registration and filing fees	36,791
Professional fees	15,787
Other	4,115

Total expenses	2,373,443
Less: Expense reductions	(5,273)
Fee waivers and expense reimbursements	(127,301)

Net expenses	2,240,869

Net investment income	17,957,131

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	25,681,697
Foreign currency related transactions	31,324

Net realized gains on investments	25,713,021
Net change in unrealized gains or losses on investments	(20,856,730)

Net realized and unrealized gains or losses on investments	4,856,291

Net increase in net assets resulting from operations	$22,813,422

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment income		$17,957,131		$11,429,848
Net realized gains on investments		25,713,021		56,074,832
Net change in unrealized gains or losses
on investments		(20,856,730)		14,078,846

Net increase in net assets resulting
from operations		22,813,422		81,583,526

Distributions to shareholders from
Net investment income
Class A		(5,690,366)		(8,785,304)
Class B		(1,304,768)		(1,936,093)
Class C		(466,280)		(608,498)
Class I		(79,953)		(201,022)

Total distributions to shareholders		(7,541,367)		(11,530,917)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	896,012	11,000,677	3,608,729	41,456,474
Class B	249,088	3,063,132	777,106	8,856,230
Class C	317,963	3,911,895	1,317,106	15,250,818
Class I	27,969	345,583	501,424	5,651,465

		18,321,287		71,214,987

Net asset value of shares issued in
reinvestment of distributions
Class A	421,918	5,020,005	668,654	7,708,972
Class B	98,828	1,169,255	152,203	1,752,572
Class C	25,843	306,120	34,780	404,535
Class I	6,285	74,713	14,730	175,800

		6,570,093		10,041,879

Automatic conversion of Class B shares
to Class A shares
Class A	105,773	1,291,580	266,796	2,944,448
Class B	(105,819)	(1,291,580)	(266,772)	(2,944,448)

		0		0

Payment for shares redeemed
Class A	(3,138,664)	(38,104,020)	(3,141,093)	(35,282,220)
Class B	(672,556)	(8,261,329)	(1,418,139)	(15,815,358)
Class C	(827,040)	(10,088,443)	(518,572)	(5,702,351)
Class I	(476,075)	(5,720,294)	(168,457)	(1,897,361)

		(62,174,086)		(58,697,290)

Net increase (decrease) in net assets
resulting from capital share
transactions		(37,282,706)		22,559,576

Total increase (decrease) in net assets		(22,010,651)		92,612,185
Net assets
Beginning of period		364,067,131		271,454,946

End of period		$342,056,480		$364,067,131

Undistributed (overdistributed)
net investment income		$10,263,615		$(152,149)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2006, EIMC waived its advisory fee in the amount of $76,435 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $50,866.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2006, the Fund paid brokerage commissions of $56,870 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2006, EIS received $9,362 from the sale of Class A shares and $61,015 and $8,737 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $202,062,890 and $229,383,019, respectively, for the six months ended April 30, 2006.

During the six months ended April 30, 2006, the Fund loaned securities to certain brokers. At April 30, 2006, the value of securities on loan and the value of collateral amounted to $44,553,233 and $45,421,193, respectively.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $323,290,911. The gross unrealized appreciation and depreciation on securities based on tax cost was $67,247,675 and $2,047,078, respectively, with a net unrealized appreciation of $65,200,597.

As of October 31, 2005, the Fund had $140,390,822 in capital loss carryovers for federal income tax expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2006 the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2006 the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566672 rv3 6/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: July 5, 2006